Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,640,000.00
Total Fee Amount	916.98
Total Offset Amount	0.00
Net Fee	$ 916.98
Offering Table N/A
Offset Table N/A	N/A